UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]
Balance as at Dec. 31, 2015	$ 239,174	$ 0		$ 373,856	$ 5	$ (134,687)
Balance of shares as at Dec. 31, 2015		31,411
Net income / (loss)	(13,777)					(13,777)
Issuance of restricted stock, and compensation cost on restricted stock (Note 8), value	552			552
Issuance of restricted stock, and compensation cost on restricted stock (Note 8), shares		420
Issuance of Series C preferred stock, value (Note 4)	0
Dividends declared and paid (at $5.88 and $5.88 per share)(Note 9)	(374)					(374)
Balance as at Jun. 30, 2016	225,575	$ 0		374,408	5	(148,838)
Balance of shares as at Jun. 30, 2016		31,831
Balance as at Dec. 31, 2016	90,880	$ 0		374,975	(20)	(284,075)
Balance of shares as at Dec. 31, 2016		31,831
Net income / (loss)	29,124					29,124
Issuance of Series B preferred stock, net of expenses, value	5,610			5,610
Issuance of Series B preferred stock, net of expenses, shares			6,000
Conversion of Series B preferred stock to common stock, shares (Note 8)		17,139
Conversion of Series B preferred stock to common stock, shares (Note 8)			(4,818)
Issuance of Series C preferred stock, shares (Note 4)			100
Issuance of Series C preferred stock, value (Note 4)	3,000			3,000
Dividends declared and paid (at $5.88 and $5.88 per share)(Note 9)	0
Compensation cost on restricted stock (Note 8)	492			492
Balance as at Jun. 30, 2017	$ 129,106	$ 0		$ 384,077	$ (20)	$ (254,951)
Balance of shares as at Jun. 30, 2017		48,970	1,282